The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2022:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$466,388,990	$-	$97,863	$466,486,853
Investment Companies	15,590,868	-	-	15,590,868
Real Estate Investment Trusts	10,967,724	-	-	10,967,724
Short Term Investments	3,398,226	-	-	3,398,226
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	51,194,005
Total Investments in Securities	$496,345,808	$-	$97,863	$547,637,676

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2022	$140,204
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(42,341)
Transfers into/(out of) Level 3	-
Balance as of June 30, 2022	$97,863
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2022.	$(42,341)

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$672,090	$3,951,101	$-	$4,623,191
Consumer Discretionary	941,890	5,015,592	-	5,957,482
Consumer Staples	981,630	3,183,397	0	4,165,027
Energy	305,562	2,467,817	0	2,773,379
Financials	576,627	8,323,103	0	8,899,730
Health Care	42,725	1,813,496	-	1,856,221
Industrials	166,611	2,833,299	-	2,999,910
Information Technology	117,135	10,168,644	0	10,285,779
Materials	985,436	3,612,629	0	4,598,065
Real Estate	-	414,018	65,919	479,937
Utilities	74,244	1,029,794	-	1,104,038
Total Common Stocks	4,863,950	42,812,890	65,919	47,742,759
Investment Companies	3,176,869	-	-	3,176,869
Preferred Stocks
Consumer Staples	-	109,219	-	109,219
Energy	296,973	-	-	296,973
Financials	332,364	-	0	332,364
Information Technology	-	173,041	-	173,041
Materials	273,666	-	-	273,666
Utilities	137,964	-	-	137,964
Total Preferred Stocks	1,040,967	282,260	-	1,323,227
Short Term Investments	166,197	-	-	166,197
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,467,366
Total Investments in Securities	$9,247,983	$43,095,150	$65,919	$55,876,418

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Preferred Stocks
Balance as of April 1, 2022	$0	$-
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Corporate Actions	327,016	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(327,016)	-
Transfers into/(out of) Level 3	65,919	0
Balance as of June 30, 2022	$65,919	$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2022.	$(344,137)	$-

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$82,398,818	$-	$17,259	$82,416,077
Investment Companies	2,912,124	-	-	2,912,124
Real Estate Investment Trusts	5,940,371	-	-	5,940,371
Short Term Investments	839,500	-	-	839,500
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	25,366,768
Total Investments in Securities	$92,090,813	$-	$17,259	$117,474,840

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2022	23,760	322
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Corporate Actions	(544)	-
Realized gain (loss)	544	(2,026)
Change in unrealized appreciation (depreciation)	(6,501)	1,704
Transfers into/(out of) Level 3	-	-
Balance as of June 30, 2022	$17,259	$-
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2022.	$(6,501)	$-

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$177,268	$3,672,185	$-	$3,849,453
Consumer Discretionary	601,090	10,113,901	-	10,714,991
Consumer Staples	2,036,402	9,651,007	-	11,687,409
Energy	1,534,378	3,983,265	-	5,517,643
Financials	4,021,131	13,009,016	-	17,030,147
Health Care	221,793	12,509,728	-	12,731,521
Industrials	1,056,034	11,313,956	-	12,369,990
Information Technology	832,616	5,518,494	-	6,351,110
Materials	1,078,867	5,780,563	-	6,859,430
Real Estate	136,950	400,564	-	537,514
Utilities	363,947	1,366,444	-	1,730,391
Total Common Stocks	12,060,476	77,319,123	-	89,379,599
Investment Companies	4,103,826	-	-	4,103,826
Participatory Notes	-	91,638	-	91,638
Preferred Stocks	-	420,100	-	420,100
Real Estate Investment Trusts	43,922	256,082	-	300,004
Short Term Investments	390,183	-	-	390,183
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	4,690,871
Total Investments in Securities	$16,598,407	$78,086,943	$-	$99,376,221

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$11,905,594	$-	$11,905,594
Collateralized Mortgage Obligations	-	29,761,219	-	29,761,219
Corporate Obligations	-	55,925,339	-	55,925,339
Foreign Government Debt Obligations	-	4,409,934	-	4,409,934
Mortgage Backed Securities - U.S. Government Agency	-	69,128,442	-	69,128,442
Municipal Debt Obligations	-	2,818,135	-	2,818,135
U.S. Treasury Obligations	-	59,910,215	-	59,910,215
Total Fixed Income	-	233,858,878	-	233,858,878
Short Term Investments	1,870,296	-	-	1,870,296
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	4,852,538
Total Investments in Securities	$1,870,296	$233,858,878	$-	$240,581,712

Other Financial Instruments**
Futures	$51,572	$-	$-	$51,572
Options Written	-	(126,089)	-	(126,089)
Swaps	-	431,335	-	431,335

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, options written and swaps.  Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument, while options written are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$989,775,300	$-	$-	$989,775,300
Short Term Investments	10,006,588	-	-	10,006,588
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	142,214,099
Total Investments in Securities	$999,781,888	$-	$-	$1,141,995,987

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$452,596,394	$-	$-	$452,596,394
Short Term Investments	4,671,995	-	-	4,671,995
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	55,567,866
Total Investments in Securities	$457,268,389	$-	$-	$512,836,255

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$208,211,401	$-	$-	$208,211,401
Real Estate Investment Trusts	3,933,918	-	-	3,933,918
Short Term Investments	262,016,049	-	-	262,016,049
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	31,864,921
Total Investments in Securities	$474,161,368	$-	$-	$506,026,289

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$337,296,602	$-	$-	$337,296,602
Short Term Investments	3,206,698	-	-	3,206,698
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	55,917,065
Total Investments in Securities	$340,503,300	$-	$-	$396,420,365

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$99,330,347	$-	$-	$99,330,347
Short Term Investments	1,030,551	-	-	1,030,551
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	33,135,233
Total Investments in Securities	$100,360,898	$-	$-	$133,496,131

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$294,046,383	$-	$-	$294,046,383
Short Term Investments	43,413,000	-	-	43,413,000
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	28,336,775
Total Investments in Securities	$337,459,383	$-	$-	$365,796,158

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$15,469,510	$276,243,735	$-	$291,713,245
Total Investments in Securities	$15,469,510	$276,243,735	$-	$291,713,245

Other Financial Instruments*
Futures	$4,438,777	$-	$-	$4,438,777
Forward Currency Contracts	$-	$1,270,104	$-	$1,270,104

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$9,862,251	$-	$-	$9,862,251
Short Term Investments	7,062,618	2,719,532	-	9,782,150
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	798,767
Total Investments in Securities	$16,924,869	$2,719,532	$-	$20,443,168

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$53,857,291	$-	$-	$53,857,291
Short Term Investments	1,183,669	-	-	1,183,669
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	4,108,050
Total Investments in Securities	$55,040,960	$-	$-	$59,149,010

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$32,643,339	$-	$-	$32,643,339
Investment Companies	33,197,511	-	-	33,197,511
Short Term Investments	19,682,110	11,875,939	-	31,558,049
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	8,088,561
Total Investments in Securities	$85,522,960	$11,875,939	$-	$105,487,460

Other Financial Instruments**
Futures	$8,738	$-	$-	$8,738
Options Written	(630,490)	-	-	(630,490)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Flexible Income Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2022. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2022	Purchases	Sales	Realized Gain (Loss)
WisdomTree Bloomberg U.S. Dollar Bullish Fund[1]	$11,530,173	$1,345,605	$2,156,077	$41,666
	$11,530,173	$1,345,605	$2,156,077	$41,666

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2022	Share Balance as of June 30, 2022
WisdomTree Bloomberg U.S. Dollar Bullish Fund[1]	$582,457	$-	$11,343,824	406,443
	$582,457	$-	$11,343,824	406,443

1No longer an affiliate as of June 30, 2022.